Consolidated Statements of Changes in Equity (JPY ¥) In Millions	Total	Common stock	Additional paid-in capital	Retained earnings (Notes 6 and 13)	Accumulated other comprehensive income (loss) (Notes 7, 10, 13 and 19)	Treasury stock, at cost (Note 13)	Total	Noncontrolling interests
At beginning of year at Mar. 31, 2011	¥ 10,080,932	¥ 937,950	¥ 2,834,029	¥ 5,155,596	¥ (303,708)	¥ (603,133)	¥ 8,020,734	¥ 2,060,198
Net income	648,551			467,701			467,701	180,850
Other comprehensive income (loss)	(71,904)				(54,135)		(54,135)	(17,769)
Cash dividends	(255,420)			(167,980)			(167,980)	(87,440)
Changes in NTT's ownership interest in subsidiaries	27,439		(1,864)				(1,864)	29,303
Acquisition of treasury stock	(381,978)					(381,978)	(381,978)
Resale of treasury stock	109			(20)		129	109
Cancellation of treasury stock	(566,551)			(566,551)		566,551
At end of year at Mar. 31, 2012	10,047,729	937,950	2,832,165	4,888,746	(357,843)	(418,431)	7,882,587	2,165,142
Net income	707,600			521,932			521,932	185,668
Other comprehensive income (loss)	190,807				164,911		164,911	25,896
Cash dividends	(275,417)			(183,405)			(183,405)	(92,012)
Changes in NTT's ownership interest in subsidiaries	1,317		(4,553)				(4,553)	5,870
Acquisition of treasury stock	(150,066)					(150,066)	(150,066)
Resale of treasury stock	33			(5)		38	33
At end of year at Mar. 31, 2013	10,522,003	937,950	2,827,612	5,227,268	(192,932)	(568,459)	8,231,439	2,290,564
Net income	756,857			585,473			585,473	171,384
Other comprehensive income (loss)	330,874				287,898		287,898	42,976
Cash dividends	(282,377)			(186,174)			(186,174)	(96,203)
Changes in NTT's ownership interest in subsidiaries	3,662		(1,069)				(1,069)	4,731
Stock compensation transactions	467		467				467
Acquisition of treasury stock	(406,696)					(406,696)	(406,696)
Resale of treasury stock	16		3			13	16
Cancellation of treasury stock	(818,209)		(3)	(818,206)		818,209
At end of year at Mar. 31, 2014	¥ 10,924,806	¥ 937,950	¥ 2,827,010	¥ 4,808,361	¥ 94,966	¥ (156,933)	¥ 8,511,354	¥ 2,413,452